Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Insider Shares

In October 2018, the Company’s Chief Executive Officer, subscribed for an aggregate of 1,000 of ordinary shares for an aggregate purchase price of $1, or approximately $0.001 per share. On February 22, 2019, the Company issued an aggregate of 1,149,000 Ordinary Shares to AGBA Holding Limited for an aggregate purchase price of $25,000 in cash.

The initial shareholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their insider shares until, with respect to 50% of the insider shares, the earlier of six months after the consummation of a business combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a business combination and, with respect to the remaining 50% of the insider shares, until the six months after the consummation of a business combination, or earlier, in either case, if, subsequent to a business combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares, securities or other property.

Administrative Services Agreement

The Company is obligated to pay AGBA Holding Limited, a company owned by the insiders, a monthly fee of $10,000 for general and administrative services. However, pursuant to the terms of such agreement, the Company may delay payment of such monthly fee upon a determination by the Company’s audit committee that the Company lack sufficient funds held outside the trust to pay actual or anticipated expenses in connection with the initial business combination. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of our initial business combination.

Related Party Loan

In order to meet the working capital needs following the consummation of the Public Offering, the initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of our business combination into Private Units at a price of $10.00 per unit (which, for example, would result in the holders being issued units to acquire 55,000 ordinary shares (which includes 5,000 shares issuable upon conversion of rights) and warrants to purchase 25,000 ordinary shares if $500,000 of notes were so converted). The Company’s shareholders have approved the issuance of the units and underlying securities upon conversion of such notes, to the extent the holder wishes to so convert them at the time of the consummation of our initial business combination. If the Company does not complete a business combination, the loans will not be repaid.

Related Party Extensions Loan

The Company initially had 12 months from the consummation of this offering to consummate the initial business combination. However, as of the date of this report, the Company has extended the period of time to consummate a business combination nine times by an additional three months each time (for a total of up to 39 months from the consummation of the Public Offering to complete a business combination). Pursuant to the terms of the current amended and restated memorandum and articles of association and the trust agreement between us and Continental Stock Transfer & Trust Company, in order to extend the time available for us to consummate its initial business combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $0.15 per public share, on or prior to the date of the applicable deadline. The insiders have received non-interest bearing, unsecured promissory notes equal to the amount of any such deposits (i.e., $594,467 for each of the first three extensions since February 2021, $546,991 for each of next two extensions, and $504,431 for the most recent extension in May 2022). Such notes would either be paid upon consummation of its initial business combination, or, at the lender’s discretion, converted upon consummation of its business combination into additional Private Units at a price of $10.00 per unit.

On each of May 11, 2020, August 12, 2020, and November 10, 2020, the Company issued an unsecured promissory note in an amount of $460,000 to the sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until February 16, 2021. On each of February 5, May 11, August 11, 2021, the Company issued an unsecured promissory note, in an amount of $594,467, to the sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until November 16, 2021. On each of November 10, 2021 and February 7, 2022, the Company issued an unsecured promissory note in an amount of $546,991, to the sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until May 16, 2022. As of March 31, 2022 and December 31, 2021, the note payable balance of $4,257,382 and $3,710,390, respectively.

On May 3, 2022, the Company’s shareholders approved the proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate a business combination two times for three additional months each time from May 16, 2022 to November 16, 2022. On May 9, 2022, the Company issued an unsecured promissory note in an amount of $504,431 to the sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until August 16, 2022 (further extend to November 14, 2022 upon the tenth extension). (see Note 9). All these Notes are non-interest bearing and are payable upon the closing of a business combination. In addition, the Notes may be converted, at the lender’s discretion, into additional Private Units at a price of $10.00 per unit.

Related Party Advances

In the event the sponsor pays for any expense or liability on behalf of the Company, then such payments would be accounted for as loan to the Company by the sponsor. The sponsor, AGBA Holding Limited, has paid the expenses incurred by the Company an aggregate of $1,157,787 on a non-interest bearing basis as of March 31, 2022.

As of March 31, 2022 and December 31, 2021, the Company owed a balance of $1,157,787 and $952,761 to AGBA Holding Limited, respectively.

NOTE 6 — RELATED PARTY TRANSACTIONS

Insider Shares

In October 2018, the Company’s Chief Executive Officer subscribed for an aggregate of 1,000 of ordinary shares for an aggregate purchase price of $1, or approximately $0.001 per share. On February 22, 2019, the Company issued an aggregate of 1,149,000 Ordinary Shares to AGBA Holding Limited for an aggregate purchase price of $25,000 in cash.

The initial shareholders have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of their insider shares until, with respect to 50% of the insider shares, the earlier of six months after the consummation of a Business Combination and the date on which the closing price of the ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the insider shares, until the six months after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their ordinary shares, securities or other property.

Administrative Services Agreement

The Company is obligated to pay AGBA Holding Limited, a company owned by the insiders, a monthly fee of $10,000 for general and administrative services. However, pursuant to the terms of such agreement, the Company may delay payment of such monthly fee upon a determination by the Company’s audit committee that the Company lacks sufficient funds held outside the trust to pay actual or anticipated expenses in connection with the initial business combination. Any such unpaid amount will accrue without interest and be due and payable no later than the date of the consummation of its initial business combination.

Related Party Loan

In order to meet the working capital needs following the consummation of the Public Offering, the initial shareholders, officers and directors or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of its initial business combination, without interest, or, at the lender’s discretion, up to $500,000 of the notes may be converted upon consummation of its business combination into private units at a price of $10.00 per unit (which, for example, would result in the holders being issued units to acquire 55,000 ordinary shares (which includes 5,000 shares issuable upon conversion of rights) and warrants to purchase 25,000 ordinary shares if $500,000 of notes were so converted). The Company’s shareholders have approved the issuance of the units and underlying securities upon conversion of such notes, to the extent the holder wishes to so convert them at the time of the consummation of its initial business combination. If the Company does not complete a business combination, the loans will not be repaid.

Related Party Extensions Loan

The Company initially had 12 months from the consummation of this offering to consummate the initial business combination. However, the Company has extended the period of time to consummate a business combination eight times (including three times approved by shareholders on February 5, 2021 and two times by shareholders on November 2, 2021) by an additional three months each time (for a total of up to 36 months to complete a business combination). Pursuant to the terms of the current amended and restated memorandum and articles of association and the trust agreement between us and Continental Stock Transfer & Trust Company, in order to extend the time available for us to consummate its initial business combination, the Company’s insiders or their affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the trust account $ $0.15 per public share, on or prior to the date of the applicable deadline. The insiders have received non-interest bearing, unsecured promissory notes equal to the amount of any such deposits (i.e., $594,467 for each of the first three extensions and $546,991 for each of the last two extensions) Such notes would either be paid upon consummation of its initial business combination, or, at the lender’s discretion, converted upon consummation of its business combination into additional private units at a price of $10.00 per unit.

On May 11, 2020, August 12, 2020, and November 10, 2020, the Company issued three Notes, each in an amount of $460,000 to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until February 16, 2021. On each of February 5, May 11, August 11, 2021, the Company issued an unsecured promissory note, in an amount of $594,467, to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until November 16, 2021. On November 10, 2021 and February 7, 2022, the Company issued an unsecured promissory note in an amount of $546,991, to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until May 16, 2022 (see Note 9). The Notes are non-interest bearing and are payable upon the closing of a business combination. In addition, the Notes may be converted, at the lender’s discretion, into additional Private Units at a price of $10.00 per unit. As of December 31, 2021 and 2020, the note payable balance of $3,710,390 and $1,380,000, respectively.

Related Party Advances

In the event the Sponsor pays for any expense or liability on behalf of the Company, then such payments would be accounted for as loan to the Company by the Sponsor. The Sponsor, AGBA Holding Limited, has paid the expenses incurred by the Company an aggregate of $952,761 on a non-interest bearing basis as of December 31, 2021.

As of December 31, 2021 and 2020, the Company owed a balance of $952,761 and $790,122, respectively, to AGBA Holding Limited.